Derivative Financial Instrument (Tables)	12 Months Ended
Dec. 31, 2020
Derivative financial instrument
Schedule of Derivative Instruments
		2020
Derivative	Balance Sheet Location	Assets	Liabilities

Interest rate swap	Derivative financial Instruments, Current	—	1,332
Interest rate swap	Derivative financial Instruments, non- Current	—	1,334
Total		—	2,666

Derivative Instruments, Gain (Loss)

	Net Realized and Unrealized Loss Recognized on Statement of Comprehensive Income Location
Derivative		Amount
		2020
Interest rate swap	Loss on derivative instruments	3,148
Total		3,148